Cover Page	Oct. 26, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2026
Entity File Number	1-9924
Entity Registrant Name	Citigroup Inc.
Entity Central Index Key	0000831001
Entity Tax Identification Number	52-1568099
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	388 Greenwich Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	212
Local Phone Number	559-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	C
Security Exchange Name	NYSE
Noncumulative Preferred Stock Series II [Member]
Document Information [Line Items]
Title of 12(b) Security	Dep Shs, represent 1/1,000th interest in a share of 6.250% Noncum Pref Stk, Ser II
Trading Symbol	C PR R
Security Exchange Name	NYSE
Citigroup Capital III [Member]
Document Information [Line Items]
Title of 12(b) Security	7.625% TRUPs of Cap III (and registrant’s guaranty)
Trading Symbol	C/36Y
Security Exchange Name	NYSE
Citigroup Capital XIII [Member]
Document Information [Line Items]
Title of 12(b) Security	7.875% FXD / FRN TruPS of Cap XIII (and registrant’s guaranty)
Trading Symbol	C N
Security Exchange Name	NYSE
Series N Medium Term Senior Notes Due Apr 2028 [Member]
Document Information [Line Items]
Title of 12(b) Security	MTN, Series N, Floating Rate Notes Due Apr 26, 2028 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/28
Security Exchange Name	NYSE
Series N Medium Term Senior Notes Due Sept 2028 [Member]
Document Information [Line Items]
Title of 12(b) Security	MTN, Series N, Floating Rate Notes Due Sept 2028 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/28A
Security Exchange Name	NYSE
Series N Medium Term Senior Notes Due Oct 2028 [Member]
Document Information [Line Items]
Title of 12(b) Security	MTN, Series N, Floating Rate Notes Due Oct 2028 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/28B
Security Exchange Name	NYSE
Series N Medium Term Senior Notes Due Mar 2029 [Member]
Document Information [Line Items]
Title of 12(b) Security	MTN, Series N, Floating Rate Notes Due Mar 2029 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/29A
Security Exchange Name	NYSE